Note 11 - Commitments and Contingencies	6 Months Ended
Apr. 30, 2022
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
11.	Commitments and contingencies:

The amount of credit related commitments represents the maximum amount of additional credit that the Bank could be obligated to extend.

(thousands of Canadian dollars)
	April 30	October 31	April 30
	2022	2021	2021

Loan commitments	$312,125	$296,248	$258,846
Letters of credit	54,655	46,462	50,917

	$366,780	$342,710	$309,763